Earnings Per Share (“EPS”) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Calculations of Basic and Diluted EPS

The calculations of basic and diluted EPS are as follows:

	Six Months Ended June 30, 2022			Six Months Ended June 30, 2021
	Net Loss	Weighted Average Shares Outstanding	Loss Per Share	Net Income	Weighted Average Shares Outstanding	Earnings Per Share
	(in thousands, except per share data)			(in thousands, except per share data)
Basic:
As reported	$(1,399)	34,168	$(0.04)	$615	25,142
Amounts allocated to unvested restricted shares and warrants	—	—		(24)	(986)
Amounts available to common stockholders	$(1,399)	34,168	$(0.04)	$591	24,156	$0.02
Diluted:
Amounts allocated to unvested restricted shares	—	—		25	986
Stock warrants	—	—		—	4,006
Shares of common stock to be issued for convertible note	—	—		—	—
Incremental shares to be issued for convertible note – related party				13	900
Amounts reallocated to unvested restricted shares	—	—		(25)	—
Amounts available to stockholders and assumed conversions	$(1,399)	34,168	$(0.04)	$604	30,048	$0.02

The calculations of basic and diluted EPS are as follows:

	Years Ended December 31, 2021			Years Ended December 31, 2020
	Net Loss	Weighted Average Shares Outstanding	Loss Per Share	Net Income	Weighted Average Shares Outstanding	Earnings Per Share
	(in thousands, except per share data)			(in thousands, except per share data)
Basic:
As reported	$(566)	29,187		$16,009	23,230
Amounts allocated to unvested restricted shares and warrants	-	-		(106)	(154)
Amounts available to common stockholders	$(566)	29,187	$(0.02)	$15,903	23,076	$0.69
Diluted:
Amounts allocated to unvested restricted shares	-	-		106	154
Stock warrants	-	-		-	-
Incremental shares to be issued for convertible note - related party	-	-		-	-
Amounts reallocated to unvested restricted shares	-	-		(107)	-
Amounts available to stockholders and assumed conversions	$(566)	29,187	$(0.02)	$15,902	23,230	$0.69